                                                                                              File No. 333-________

                         As filed on February 25, 2002

                    U.S. SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                   FORM N-14
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
                         Pre-Effective Amendment No. 1
                        Post-Effective Amendment No. |_|
                        (Check appropriate box or boxes)

                             American Skandia Trust
               (Exact Name of Registrant as Specified in Charter)

                                 (203) 926-1888
                        (Area Code and Telephone Number)

                              One Corporate Drive
                               Shelton, CT 06484
                    Address of Principal Executive Offices:
                    (Number, Street, City, State, Zip Code)

                           Edward P. Macdonald, Esq.
                       Secretary, American Skandia Trust
                              One Corporate Drive
                               Shelton, CT 06484
                     Name and Address of Agent for Service:
                 (Number and Street) (City) (State) (Zip Code)

                                   Copies to:

                           Robert K. Fulton, Esquire
                     Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                          Philadelphia, PA 19103-7098

            Approximate Date of Proposed Public Offering: As soon as
        practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the registrant  shall file a further  amendment  which  specifically  states  that this  Registration  Statement  shall  thereafter  become effective in accordance  with the provisions of Section 8(a) of the Securities Act of 1933 or until the  Registration  Statement  shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Title of the  securities  being  registered:  Shares of  beneficial  interest of the AST Gabelli  All-Cap  Value  Portfolio of American
Skandia Trust.  No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

                                                           American Skandia Life
                                                           Assurance Corporation
                                                             One Corporate Drive
                                                                    P.O. Box 883
                                                          Shelton, CT 06484-0883
                                                        Telephone (203) 926-1888
                                                              Fax (203) 929-8071
                                                                    [Date], 2002

Dear Valued Customer,

As an American Skandia Life Assurance  Corporation  ("ASLAC")  contract owner or policy holder who beneficially  owns shares of the AST
Kinetics  Internet  Portfolio  (the  "Internet  Portfolio") of American  Skandia Trust (the  "Trust"),  you are cordially  invited to a special meeting of the shareholders of the Internet  Portfolio to be held at the offices of ASLAC, One Corporate  Drive,  Shelton,  CT, on [Date], 2002 at [Time] [a.m./p.m.]

The special meeting is very important to the future of the Internet  Portfolio.  At the special  meeting,  shareholders are being asked to approve or disapprove,  as more fully described in the attached  Prospectus/Proxy  Statement,  a Plan of  Reorganization  that would result in shares of the Internet  Portfolio  that you  beneficially  own being  exchanged  for those of the AST Gabelli  All-Cap  Value
Portfolio of the Trust ("the Value  Portfolio"  and,  together  with the Internet  Portfolio,  the  "Portfolios").  The Trustees of the
Trust  unanimously  recommend that you consider and approve this proposal.  If the shareholders of the Internet  Portfolio  approve the proposal,  you will  beneficially  own shares of the Value  Portfolio  equal in value at the time the  transaction is completed to your investment in the Internet  Portfolio.  You will no longer own shares of the Internet  Portfolio,  and the Internet  Portfolio  will no longer exist.

You will not have a taxable gain or loss on the exchange of your shares in the proposed transaction for federal income tax purposes.

The reasons for the proposed  transaction  are described in the attached  Prospectus/Proxy  Statement.  The Portfolios  have investment objectives  that are  comparable--the  Internet  Portfolio  seeks to achieve  long-term  capital growth while the Value  Portfolio seeks capital growth.  In addition,  both Portfolios  invest in large,  mid-size and small  capitalization  companies.  At December 31, 2001, the Internet Portfolio had assets of approximately  $3,754,028 million.  American Skandia Investment Services,  Incorporated ("ASISI"),
the Portfolios'  investment manager,  believes that in combining the assets of the Portfolios into a single,  larger fund that would be in the interests of the shareholders of each Portfolio and would benefit the shareholders of the Internet Portfolio in particular.

Your  vote is  important  no  matter  how  large or small  your  holdings  are.  We urge  you to read the  Prospectus/Proxy  Statement thoroughly and to indicate your voting  instructions  on the enclosed  Proxy Card(s),  date and sign it, and return it promptly in the envelope  provided to be received by ASLAC on or before the close of business on [Date],  2002. The shares that you  beneficially  own will be voted in accordance  with  instructions  received by that date.  All shares of the Portfolio  for which  instructions  are not received will be voted in the same  proportion as the votes cast in accordance with  instructions  received from by contract owners on the proxy issues presented.

Any  questions  or  concerns  you may  have  regarding  the  special  meeting  or the  proxy  should  be  directed  to your  financial representative.

Sincerely,

American Skandia Life Assurance Corporation

                                                   SPECIAL MEETING OF SHAREHOLDERS
                                                OF THE AST KINETICS INTERNET PORTFOLIO
                                                                  OF
                                                        AMERICAN SKANDIA TRUST

                                                              To be held
                                                             [Date], 2002

To the Shareholders of the AST Kinetics Internet Portfolio of American Skandia Trust:

         Notice is hereby  given  that a Special  Meeting  of  Shareholders  of the AST  Kinetics  Internet  Portfolio  (the  "Internet
Portfolio") of American Skandia Trust (the "Trust"),  will be held at One Corporate Drive,  Shelton,  Connecticut 06484 on [Date], 2002
at [Time] [a.m./p.m.] Eastern Time, or at such adjourned time as may be necessary to vote (the "Meeting"), for the following purposes:

         I.       To approve a Plan of  Reorganization  of the Trust on behalf of the Internet  Portfolio  and the AST Gabelli  All-Cap
Value  Portfolio of the Trust ("the Value  Portfolio"),  that provides for the  acquisition of  substantially  all of the assets of the
Internet  Portfolio in exchange for shares of the Value Portfolio,  the distribution of such shares to the shareholders of the Internet
Portfolio, and the complete liquidation and dissolution of the Internet Portfolio.

II.      To transact such other business as may properly come before the Meeting or any adjournment thereof.

A copy of the Plan of Reorganization is attached as Exhibit A to the Prospectus/Proxy Statement.

         The matters referred to above are discussed in detail in the  Prospectus/Proxy  Statement  attached to this Notice.  The Board of Trustees has fixed the close of business on [Record Date], 2002 as the record date for determining  shareholders  entitled to notice of, and to vote at, the  Meeting,  and only  holders of record of shares at the close of business  on that date are  entitled to notice of, and to vote at, the Meeting.  Each share of the Internet Portfolio is entitled to one vote on each proposal.

         You are  cordially  invited to attend the Meeting.  If you do not expect to attend,  you are  requested to complete,  date and sign the  enclosed  form of proxy  providing  voting  instructions  and return it promptly in the envelope  provided for that  purpose.
Alternatively,  you may submit voting instructions vote  electronically as described in the  Prospectus/Proxy  Statement.  The enclosed proxy is being solicited on behalf of the Board of Trustees.

YOUR  VOTE IS  IMPORTANT.  IN  ORDER TO AVOID  THE  UNNECESSARY  EXPENSE  OF  FURTHER  SOLICITATION,  WE URGE  YOU TO  INDICATE  VOTING
INSTRUCTIONS ON THE ENCLOSED  PROXY,  DATE AND SIGN IT, AND RETURN IT PROMPTLY IN THE ENVELOPE  PROVIDED,  NO MATTER HOW LARGE OR SMALL
YOUR  HOLDINGS  MAY BE.  YOU MAY  REVOKE  IT AT ANY TIME  PRIOR TO ITS USE.  THEREFORE,  BY  APPEARING  AT A  MEETING,  AND  REQUESTING
REVOCATION PRIOR TO THE VOTING, YOU MAY REVOKE THE PROXY AND YOU CAN THEN VOTE IN PERSON.

                                    By order of the Board of Trustees

                                    Edward P. Macdonald
                                    Secretary
                                    American Skandia Trust

[Date], 2002

                                                      PROSPECTUS/PROXY STATEMENT
                                                           TABLE OF CONTENTS

                                                                                                               Page
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Cover Page.................................................................................................   Cover

         Exhibit B - Prospectus for the AST Gabelli All-Cap Value Portfolio
         and the AST Kinetics Internet Portfolio of the Trust dated
         December 10, 2001 .............................................................................(enclosed)

                                                        AMERICAN SKANDIA TRUST
                                                          One Corporate Drive
                                                             P.O. Box 883
                                                      Shelton, Connecticut 06484

                                                      PROSPECTUS/PROXY STATEMENT
                                                          Dated [Date], 2002

                                   Acquisition of the Assets of the AST Kinetics Internet Portfolio

                               By and in exchange for shares of the AST Gabelli All-Cap Value Portfolio

         This  Prospectus/Proxy  Statement is furnished in connection with a Special  Meeting (the  "Meeting") of shareholders  the AST
Kinetics  Internet  Portfolio  ("the  Internet  Portfolio") of American  Skandia Trust (the "Trust")  called by the Trust to approve or disapprove a Plan of  Reorganization  (the  "Plan").  If  shareholders  of the Internet  Portfolio  vote to approve the Plan,  you will receive shares of the AST Gabelli  All-Cap Value  Portfolio  ("the Value  Portfolio"  and,  together with the Internet  Portfolio,  the
"Portfolios") of the Trust equal in value to your investment in shares of the Internet  Portfolio as provided in the Plan and described at greater length below.  The Internet Portfolio will then be liquidated and dissolved.

         The Meeting will be held at the offices of the Portfolios'  investment  manager,  American Skandia Investment  Services,  Inc.
("ASISI"),  which are located at One Corporate Drive,  Shelton,  Connecticut 06484 on [Date],  2002 at [Time] [a.m./p.m.] Eastern time.
The Board of Trustees of the Trust is soliciting these proxies on behalf of the Internet  Portfolio.  This  Prospectus/Proxy  Statement
will first be sent to shareholders on or about [Date], 2002.

         The Trust serves primarily as an underlying  mutual fund for variable annuity  contracts and variable life insurance  policies
("variable insurance products") issued by life insurance companies,  including American Skandia Life Assurance  Corporation  ("ASLAC"),
an affiliate of ASISI.  ASLAC holds assets  invested in these  contracts and policies in various  variable  accounts,  each of which is divided into  sub-accounts  investing  exclusively  in a mutual fund or in a portfolio of a mutual fund.  Therefore,  variable  annuity contract  owners and variable life insurance  policy holders  ("Contractowners")  who have allocated their account values to applicable sub-accounts of the American Skandia Life Assurance  Corporation  Variable Account B are indirectly  invested in the Internet Portfolio through  their  contracts or policies and should  consider  themselves  shareholders  of the  Internet  Portfolio  for purposes of this
Prospectus/Proxy  Statement.  ASLAC is required to offer  Contractowners  the  opportunity to instruct it, as owner of record of shares held in the Internet  Portfolio by its separate  accounts,  as to how it should vote on the Plan at the Meeting and at any adjournments thereof.

         The two Portfolios  have  compatible  investment  objectives.  The investment  objective of the Internet  Portfolio  long-term capital growth.  The investment objective of the Value Portfolio is to seek capital growth.

         This  Prospectus/Proxy  Statement gives the information  about the proposed  reorganization  and shares of the Value Portfolio that you should know before  investing.  You should retain it for future  reference.  Additional  information about the Value Portfolio and the proposed reorganization has been filed with the SEC and can be found in the following documents:

|_|      The  Prospectus for the  Portfolios  dated  December 10, 2001 is enclosed with and considered a part of this  Prospectus/Proxy
     Statement.

|_|      A Statement of Additional  Information  (SAI) relating to this  Prospectus/Proxy  Statement dated [Date],  2002 has been filed with the SEC and is incorporated by reference into this Prospectus/Proxy Statement.

         You may request a free copy of the SAI relating to this  Prospectus/Proxy  Statement or other  documents  related to the Trust without charge by calling 1-800-752-6342 or by writing to the Trust at the above address.

         The SEC has not approved or  disapproved  these  securities  or passed upon the adequacy of this  Prospectus/Proxy  Statement.
Any representation to the contrary is a criminal offense.

         Mutual fund shares are not deposits or  obligations  of, or  guaranteed  or endorsed by, any bank,  and are not insured by the
Federal Deposit Insurance  Corporation or any other U.S.  government  agency.  Mutual fund shares involve  investment risks,  including the possible loss of principal.

SUMMARY

         This is only a summary  of  certain  information  contained  in this  Prospectus/Proxy  Statement.  You  should  read the more complete  information  in the rest of this  Prospectus/Proxy  Statement,  including the Plan (attached as Exhibit A) and the Prospectus for the Portfolios (enclosed as Exhibit B).

The Proposal.

         You are being asked to consider  and approve a Plan of  Reorganization  that will have the effect of  combining  the  Internet
Portfolio and the Value  Portfolio of the Trust into a single  Portfolio.  If  shareholders  of the Internet  Portfolio vote to approve the Plan,  the assets of the  Internet  Portfolio  will be  transferred  to the Value  Portfolio  in exchange for a then equal value of shares of the Value  Portfolio.  Shareholders  will have their  shares of the  Internet  Portfolio  exchanged  for the Value  Portfolio shares of equal dollar  value based upon the values of the shares at the time the  Internet  Portfolio  assets are  transferred  to the
Value  Portfolio.  The  Internet  Portfolio  will be  liquidated  and  dissolved.  The proposed  reorganization  is referred to in this
Prospectus/Proxy  Statement as the  "Transaction."  As a result of the Transaction,  you will cease to be a shareholder of the Internet
Portfolio and will become a shareholder of the Value Portfolio.

         For the reasons set forth in the  "Reasons for the  Transaction"  section,  the Board of Trustees of the Trust has  determined that the  Transaction  is in the best  interests  of the  shareholders  of the Internet  Portfolio  and the Value  Portfolio,  and also concluded that no dilution in value would result to the shareholders of either Portfolio as a result of the Transaction.

The Board of Trustees of the Trust,  on behalf of both the  Internet  Portfolio  and the Value  Portfolio,  has  approved  the Plan and unanimously recommends that you vote to approve the Plan.

Shareholder voting.

         Shareholders  who own shares of the  Internet  Portfolio at the close of business on [Record  Date],  2002 will be entitled to instruct ASLAC how to vote at the Meeting,  and will be entitled to voting instructions  equivalent to one vote for each full share and a fractional vote for each fractional  share that they hold. To approve the  Transaction,  a majority of the outstanding  shares of the
Internet Portfolio must be voted in favor of the Plan.

         Please  provide  voting  instructions  as soon as you  receive  this  Prospectus/Proxy  Statement.  You may place your  voting instructions  to ASLAC by completing and signing the enclosed  ballot (the "proxy card") ASLAC acting through or over the Internet.  If you vote by either of these methods,  your votes will be officially  cast at the Meeting by ASLAC acting through the persons  appointed as proxies.

         You can revoke or change  your  voting  instructions  at any time  until the vote is taken at the  Meeting.  For more  details about shareholder voting, see the "Voting Information" section of this Prospectus/Proxy Statement.

COMPARISONS OF SOME IMPORTANT FEATURES

The investment objectives and policies of the Portfolios.

         This section describes the investment  policies of the Internet Portfolio and the Value Portfolio and the differences  between them. For a complete  description of the investment  policies and risks of the Value Portfolio,  you should read the Prospectus for the
Portfolios that is enclosed with this Prospectus/Proxy Statement.

         The investment  objectives of the Internet  Portfolio and the Value  Portfolio are  comparable.  The Internet  Portfolio seeks long-term  capital  growth and the Value  Portfolio  seeks to achieve  capital  growth.  Both  Portfolios  invest  primarily  in equity securities of issuers of all capitalization sizes and each Portfolio may invest a portion of its assets in foreign companies.

         The Portfolios have different  investment  policies with respect to focusing on certain types of  investments.  In seeking its investment  objective of long-term  capital growth,  the Internet  Portfolio under normal market conditions will invest at least 65% if its total assets in equity  securities of domestic and foreign companies that are engaged in Internet and  Internet-related  activities
("Internet securities").  Such companies include Internet service providers,  computer software companies, computer hardware companies, companies  that derive a substantial  portion of their revenue from  e-commerce  transactions,  and companies  that supply  proprietary information and entertainment  content, such as news, videos and games via the Internet.  The Internet Portfolio's  sub-adviser selects portfolio  securities by evaluating  each issuer's  market  position and business  model,  as well as the issuer's  ability to grow and expand its  activities  via the Internet.  To the extent that the Internet  Portfolio  focuses on issuers'  potential  for growth,  the
Portfolio may be considered to employ a growth-oriented  investment style (as compared to a value-oriented  investment  approach).  The
Internet  Portfolio  sub-adviser  also  considers  the amount of money an issuer is  investing in research  and  development  and other fundamental financial fundamentals, such as the issuer's balance sheet, revenues, earnings, and dividends.

         Up to 10% of the  Internet  Portfolio's  assets may be invested in fixed income  securities  that are below  investment  grade
(sometimes  called "junk  bonds").  When reacting to adverse  market  conditions,  the Internet  Portfolio may invest up to 100% of its assets in U.S.  short-term debt obligations or money market  securities.  In addition,  the Internet  Portfolio may invest up to 35% of its assets in these types assets in order to maintain liquidity regardless of adverse market conditions.

         By  contrast,  the Value  Portfolio  seeks its  investment  objective  of capital  growth by  primarily  investing  in readily marketable equity securities of issuers of all  capitalization  sizes.  Unlike the Internet  Portfolio,  the Value Portfolio invests in the  securities of issuers in various  different  industries  or economic  sectors.  The Value  Portfolio's  investments  may emphasize either large,  mid-size,  or small  capitalization  companies at any given time; however,  the Value Portfolio will not concentrate its investments in any single industry.  Up to 25% of the Value Portfolio's assets may be invested in securities of non-U.S. issuers.

         As its name  implies,  the Value  Portfolio  seeks to invest in  securities  that the  sub-adviser  believes are  under-priced relative to their private market value ("PMV").  PMV is the value that the Portfolio's  sub-adviser  believes informed  investors would be willing  to pay for a  company.  In  selecting  these  investments,  the  sub-adviser  considers  such  factors  as price,  earnings expectations,  earnings and price  histories,  balance sheet  characteristics  and perceived  management  skills.  This  value-oriented investment approach differs from the growth-oriented investment approach generally employed by the Internet Portfolio.

         The two Portfolios have different  fundamental  investment  policies with respect to diversification  and  concentration.  The
Value  Portfolio is a  "diversified"  investment  company and,  therefore,  as a matter of  fundamental  investment  policy,  the Value
Portfolio may not, with respect to 75% of the value of its total assets,  purchase the  securities of any issuer if more than 5% of the
Portfolio's  total  assets  would be invested in the  securities  of such  issuer or if the  Portfolio  would hold more than 10% of the outstanding  voting  securities of such issuer.  The Internet  Portfolio has no such restriction and is considered a  "non-diversified"
investment  company under the Investment  Company Act of 1940, which means the Internet  Portfolio may invest one-half of its assets in as few as two  securities,  while the other half of its  assets  must be spread out among  various  investments,  none of which may not exceed 5% of the Portfolio's total assets.

         In addition,  the Value  Portfolio has adopted a fundamental  policy that prohibits the Portfolio from investing more than 25%
of the value of the Portfolio's  assets in the securities of issuers having their principal  business  activities in the same industry.
The Internet  Portfolio does not have a similar investment  restriction and, in fact, the Internet Portfolio actually  concentrates its investments in the Internet and Internet-related industries.

         The other  fundamental  investment  restrictions  for the  Portfolios'  are  substantially  similar and prohibit or restrict a
Portfolio's  ability to borrow,  make loans,  issue  senior  securities,  and invest in real estate and  commodities.  The full text of these  investment  restrictions  can be found in the Trust's  Statement of Additional  Information  dated  December 10, 2001,  which is available upon request.

Risks of investing in the Portfolios.

         Like all  investments,  an investment in either  Portfolio  involves risk. There is no assurance that either of the Portfolios will meet its investment  objective.  As with any fund investing primarily in equity securities,  the value of the securities held by a
Portfolio may decline.  These declines may be substantial.

         the Internet  Portfolio  may be subject to greater risk and share price  fluctuation  than other equity  investment  companies because of the  concentration  of  investments  in a single  industry.  Moreover,  Internet  securities  tend to be more  volatile than securities of companies in other  industries,  which may present greater  opportunity for both gain and loss.  These types of companies are particularly  sensitive to the risk of product  obsolescence that can occur in a very short time-frame.  In addition,  the Internet
Portfolio's  investments  in the equity or fixed income  securities of small and  mid-sized  companies  and in foreign  securities  may increase the degree of risk to which the Portfolio is subject.

         Because the Value Portfolio  primarily invests in equity  securities,  the principal risk to which the Portfolio is exposed is the risk that the securities held by the Portfolio will decline in value.  The value of the Value  Portfolio's  investments in equities will  fluctuate due to many factors,  including the issuer's  management,  general  market  conditions,  the forecasts for the issuer's industry  and the value of the issuer's  assets.  Because  value stocks tend to be less  volatile  than growth  stocks,  value-oriented investing may involve less risk than investing using a growth-oriented  approach.  Nevertheless,  the Value Portfolio is subject to the risk that the PMV of the stocks  purchased  by the  Portfolio  may never be  realized  by the market,  or that the  sub-adviser  may be incorrect  in its  assessment  of the PMV.  The Value  Portfolio's  level of risk will also vary based on the size of the  companies in which it invests at any given time.  To the extent that the Value  Portfolio  invests in smaller  companies,  it may be exposed to more risk than an investment company that is invested primarily in more conservative large capitalization companies.

         In  addition,  because  each  Portfolio  may invest a portion  of its assets in equity  securities  of  foreign  issuers,  the
Portfolios  may be subject to a level of risk and share price  fluctuation  higher than funds that invest solely in domestic  equities.
Foreign  companies may be subject to greater  economic  risks than domestic  companies,  and foreign  securities are subject to certain risks  relating to political,  regulatory and market  structures and events that domestic  securities are not subject to. To the extent a Portfolio invests in securities of issuers in developing  countries,  the Portfolio may be subject to even greater levels of risk and share price  fluctuation.  In  addition,  the value of each  Portfolio  is affected by changes in the exchange  rates  between  foreign currencies and the U.S. dollar.

         In reaction  to adverse  market  conditions,  each  Portfolio  may invest all or a  substantial  portion of its assets in U.S.
short-term  debt  securities or money market  securities.  While a Portfolio is in a defensive  position,  however,  the opportunity to achieve its investment objective of capital growth may be limited.

Management of the Trust and the Portfolios.

         ASISI,  located at One Corporate Drive,  Shelton,  Connecticut,  acts as investment  manager to the Trust's various investment portfolios.  ASISI has  served  as  investment  manager  since  1992,  and  currently  serves as  investment  manager  to a total of 70 investment company portfolios  (including the Portfolios).  ASISI is an indirect  wholly-owned  subsidiary of Skandia Insurance Company
Ltd. ("Skandia").  Skandia is a Swedish company that owns, directly or indirectly, a number of insurance companies in many countries.

         The Trust's Investment  Management  Agreements with ASISI (the "Management  Agreements")  provide that ASISI will furnish each applicable  portfolio with investment  advice and  administrative  services  subject to the supervision of the Board of Trustees and in conformity  with the stated policies of the applicable  portfolio.  ASISI has engaged  sub-advisers to conduct the investment  programs of each  portfolio,  including the purchase,  retention and sale of portfolio  securities.  As noted above,  ASISI is  responsible  for monitoring the activities of the Sub-advisers and reporting on such activities to the Board of Trustees.

         ASISI has retained Kinetics Asset Management,  Inc. ("Kinetics"),  located at 1311 Mamaroneck Avenue, Suite 130, White Plains,
New York, 10605, to serve as sub-adviser for the Internet  Portfolio.  Kinetics has been providing  investment  advisory services since
1996, and as of June 30, 2001 Kinetics  managed assets totaling  approximately  $573 million.  The portfolio  managers  responsible for the  management of the Portfolio are Peter B. Doyle and Steven Tuen,  CFA. Mr. Doyle,  who is the Chief  Investment  Strategist for the
Portfolio,  co-founded  Kinetics in early 1996 and is the  Chairman of its Board of  Directors.  Mr. Tuen is  Co-Portfolio  Manager and
Executive  Adviser to the Portfolio.  From 1996 to 1999,  Mr. Tuen was an Analyst and the Director of Research of IPO Value Monitor,  a
research service that focuses on initial public offerings.

         ASISI has retained GAMCO Investors,  Inc. ("GAMCO"),  located at One Corporate Center, Rye New York,  10580-1434,  to serve as the sub-adviser for the Value  Portfolio.  Mario J. Gabelli,  CFA is primarily  responsible for the day-to-day  management of the Value
Portfolio and has managed the Value  Portfolio  since its inception.  Mr. Gabelli has been providing  investment  advisory  services to investment  companies and  institutional  clients since 1978,  and as of June 30, 2001,  GAMCO,  which is a wholly owned  subsidiary of
Gabelli Asset Management Inc., managed assets totaling approximately $11.8 billion.

         In general,  the Investment  Company Act of 1940 (the "Investment  Company Act") requires that all contracts pursuant to which persons serve as investment  advisers  (including  sub-advisers)  to investment  companies be approved by  shareholders.  The Trust and
ASISI,  however,  have obtained an exemption from the Securities and Exchange Commission that permits ASISI, subject to approval by the
Board of  Trustees,  to change  sub-advisers  for the  Portfolios  and to enter into new  sub-advisory  agreements,  without  obtaining shareholder  approval of the changes.  This exemption (which is similar to exemptions  granted to other  investment  companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient  supervision and management of the  sub-advisors by
ASISI and the Trustees.

         Under the  Management  Agreement for the Internet  Portfolio,  such  Portfolio is obligated to pay ASISI an annual  investment management  fee equal to 1.00% of its  average  daily net  assets.  Under  the  Management  Agreement  for the  Value  Portfolio,  such
Portfolio is obligated to pay ASISI an annual investment management fee equal to 0.95% of its average daily net assets.

         ASISI  pays  Kinetics  and  GAMCO a  sub-advisory  fee for  sub-advisory  services  for  Internet  and the  Value  Portfolios, respectively.  ASISI pays these fees at no  additional  cost to either  Portfolio.  Under the  sub-advisory  agreement for the Internet
Portfolio,  ASISI pays  Kinetics a  sub-advisory  fee equal to an annual rate of .40% of the portion of the average daily net assets of the  Portfolio not in excess of $250  million;  plus .35% of the portion over $250 million not in excess of $500 million;  plus .30% of the portion over $500 million but not in excess of $1.2 billion; plus .25% of the portion of the net assets over $1.2 billion.

         Under the  sub-advisory  agreement  for the Value  Portfolio,  ASISI  pays  GAMCO a  sub-advisory  fee equal to the  following percentages  of the combined  average daily net assets of the Value  Portfolio and the similar series of the American  Skandia  Advisor
Funds,  Inc.  that is also  sub-advised  by GAMCO:  .50% of the portion of the combined  average daily net assets not in excess of $500 million;  plus .40% of the portion of the net assets over $500 million.  Since October 23, 2000, GAMCO has voluntarily  agreed to waive a portion of its fee equal to the following  percentages  of the combined net assets of the Portfolio and the  corresponding  portfolio of the American  Skandia Advisor Funds,  Inc.  referenced  above:  .10% of the portion of the combined  average daily net assets not in excess of $500  million;  .05% of the  combined  assets over $500  million but not in excess of $1  billion;  and .10% of the  combined assets over $1 billion.  GAMCO may  terminate  this  voluntary  agreement  at any time.  Because the  Investment  Management  fee rates currently  paid to ASISI by the Internet  Portfolio  are greater than those paid by the Value  Portfolio,  former  shareholders  of the
Internet  Portfolio  will pay aggregate  investment  advisory fees at reduced  annual rates after  becoming  shareholders  of the Value
Portfolio following completion of the Transaction.

The Distribution Plan.

         The Trust has adopted a  Distribution  Plan (the  "Distribution  Plan") under Rule 12b-1 under the  Investment  Company Act to permit American Skandia Marketing,  Inc. ("ASM"), an affiliate of ASISI and ASLAC, to receive brokerage  commissions in connection with purchases and sales of securities  held by the Trust's  portfolios,  and to use these  commissions to promote the sale of shares of the various  portfolios.  Under the  Distribution  Plan,  transactions  for the purchase and sale of securities for either Portfolio may be directed to certain brokers for execution  ("clearing  brokers") who have agreed to pay part of the brokerage  commissions  received on these  transactions  to ASM for  "introducing"  transactions  to the  clearing  broker.  In turn,  ASM uses the  brokerage  commissions received as an introducing broker to pay various distribution-related  expenses (such as advertising,  printing of sales materials, and payments to broker-dealers  who sell variable  insurance  products the premiums for which are invested in shares of the Trust), as well as to cover administrative costs associated with the operation of the Distribution Plan.

     Neither  Portfolio pays any type of fee or charge resulting from the Distribution  Plan that it would not otherwise pay, nor is it expected  that the brokerage  commissions  paid by either  Portfolio  will be higher as the result of directing  commissions  under the
Distribution  Plan than would otherwise be the case.  Completion of the Transaction  will not affect the operation of the  Distribution
Plan for the Value Portfolio.

Fees and expenses.

         The following table describes the fees and expenses that  shareholders may pay if they hold shares of the Portfolios,  as well as the projected fees and expenses of the Value  Portfolio  after the  Transaction.  The following  table does not reflect any fees and expenses of the variable insurance products through which Portfolio shares are purchased.

                                                                                              Value Portfolio
                                                                                              ---------------
                                                      Internet Portfolio1  Value Portfolio    After Transaction2
                                                      ------------------   ---------------    ------------------
Shareholder Fees
(fees paid directly from your investment)
   Maximum Sales Charge (Load)
     Imposed on Purchases.........................    None                 None               None
   Maximum Deferred Sales Charge (Load)...........    None                 None               None
   Maximum   Sales   Charge   (Load)    Imposed   on
     Reinvested Dividends.........................    None                 None               None
   Redemption Fee.................................    None                 None               None
   Exchange Fee...................................    None                 None               None

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
       Management Fees............................    1.00%               0.95%              0.95%
       Estimated Distribution (12b-1) Fees3.......    0.00%               0.01%              0.01%
       Other Expenses.............................    1.23%               0.24%              0.24%
                                                      -----               -----              -----
       Total Annual Portfolio Operating Expenses1.
                                                      2.23%               1.20%              1.20%
                                                      =====               =====              =====

1 The  Investment  Manager agreed to reimburse the Internet  Portfolio's  fees and expenses until at least April 30, 2002. The Internet
Portfolio's  "Total  Annual  Portfolio  Operating   Expenses"  reflects  the  Internet   Portfolio's  fees  and  expenses  before  such
reimbursements.  The amount of such  reimbursement  for the Internet  Portfolio for the fiscal year ended December 31, 2001 reduced the
Internet Portfolio's total net operating expenses to 1.40%.

2 Projected expenses based on current and anticipated the Value Portfolio's expenses.

3 As  discussed in greater  detail above under "The  Distribution  Plan," the  Trustees of the Trust have adopted a  Distribution  Plan under Rule 12b-1 to permit ASM to receive  brokerage  commissions in connection  with purchases and sales of securities held by certain portfolios  of the  Trust,  and to use  these  commissions  to  promote  the sale of  shares of the  portfolios.  While  the  brokerage commission  rates and amounts paid by a portfolio are not expected to increase as a result of the  Distribution  Plan, the staff of the
Securities  and Exchange  Commission  takes the  position  that  commission  amounts  received  under the  Distribution  Plan should be reflected as  distribution  expenses of the  portfolio.  Although the Portfolios may do so in the future,  neither  Portfolio  directed commissions to ASM under the Distribution Plan during the fiscal year ended December 31, 2001.

Expense  Examples - These  examples are intended to help you compare the cost of investing in each Portfolio with the cost of investing in other mutual funds.  They assume that you invest  $10,000,  that you receive a 5% return each year, and that the  Portfolios'  total operating  expenses  remain the same.  Although  your actual costs may be higher or lower,  based on the above  assumptions  your costs would be:

                                                     1 Year        3 Years         5 Years         10 Years
                                                     ------        -------         -------         --------
Internet Portfolio                                   $143          $443            $766            $1,680
Value Portfolio                                      $122          $381            $660            $1,455
Value Portfolio                                      $122          $381            $660            $1,455
(Projected after Transaction)

         It is expected that the investment  portfolio of the Internet Portfolio will be substantially  restructured in connection with the Transaction.  Such a restructuring  will entail brokerage fees and commissions and other  transactional  expenses for the Portfolio selling or buying securities, which may be significant.

Other key features of the Portfolios.

         Shares of each portfolio of the Trust are sold only to separate  accounts of insurance  companies for the purpose of investing assets attributable to variable insurance products,  and to certain  tax-deferred  retirement plans. The separate accounts place orders to purchase and redeem  shares of the Trust at their net asset value based on, among other  things,  the amount of premium  payments to be invested and the amount of surrender or transfer  requests to be effected  that day under the  variable  insurance  products.  There are no  sales  commissions  charged  on the  purchase  or sale of  shares  of the  Portfolios,  although  sales  charges  may  apply to transactions in the variable insurance products.

         Each Portfolio of the Trust complies with the  diversification  requirements of section 817(h) of the Internal Revenue Code of
1986,  as amended (the  "Code").  In general,  each  Portfolio  declares and  distributes  a dividend  from its net  investment  income annually,  and  distributes  any net realized long- and short-term  capital gains at least annually either during or after the close of the  Portfolio's  fiscal  year.  Distributions  are  made to the  various  separate  accounts  (not to  Contractowners)  in the form of additional shares (not in cash).

         The  Transaction  may entail  various tax  consequences,  which are  discussed  under the  caption  "Tax  Consequences  of the
Transaction."

REASONS FOR THE TRANSACTION

         The Trustees,  including all of the Trustees who are not "interested  persons" of the Trust (the "Independent  Trustees") have unanimously  determined that the Transaction  would be in the best interests of the  shareholders of Internet and the Value  Portfolios and that the interests of the  shareholders of Internet and the Value  Portfolios  would not be diluted as a result of the Transaction.
At a meeting held on February 14, 2002,  ASISI  informed the Trustees that the Internet  Portfolio had assets of $3,754,028  million at
December 31, 2001 and that the  relatively  small size has  continued to impair the  efficient  management  of the Internet  Portfolio.
ASISI  expressed  its belief that the Internet  Portfolio is unlikely to achieve  sufficient  asset growth in the near future to assure its viability and that operating the Internet  Portfolio as a stand-alone  portfolio is no longer consistent with the best interests of the  Internet  Portfolio's  shareholders.  Consequently,  ASISI  presented a proposal to effect the  Transaction  to the  Trustees.  In support of its proposal,  ASISI expressed its belief that the Internet  Portfolio (and to a limited extent,  the Value Portfolio) would benefit from the Transaction  because the combined  portfolio of the Value  Portfolio  would have a larger asset base to invest,  which should provide greater  opportunities  for diversifying  investments and realizing  economies of scale.  ASISI reported that the annual investment  management fee rate for the Value Portfolio is less than the annual investment  management fee for the Value  Portfolio--1%
of average daily net assets for the Internet  Portfolio  compared to 0.95% of average daily net assets for the Value  Portfolio.  ASISI also noted that a small  percentage  of the assets of the Value  Portfolio  currently  is invested in stocks that would be eligible for investment by the Internet  Portfolio,  although  there can be no assurance as to whether and to what extent the Value  Portfolio  will invest in Internet  securities.  In addition,  ASISI expects that the  Transaction  will result in lower aggregate  operating  expenses than those currently borne by the Internet  Portfolio,  although there can be no assurance that  operational  savings will be realized.
In  determining  whether to approve the  Transaction  and to recommend  its approval to  shareholders  of the Internet  Portfolio,  the
Trustees  (including the Independent  Trustees)  considered the potential impact of the Transaction on Trust shareholders and a variety of related factors,  including, among others, (1) the expertise,  resources and performance of GAMCO; (2) the viability of, and expense involved in,  operating  the Internet  Portfolio as a  stand-alone  portfolio;  (3) the  compatibility  of the  investment  objectives, policies and  restrictions of the Internet  Portfolio and the Value  Portfolio;  (4) the terms and conditions of the Agreement and Plan of Merger,  including provisions intended to avoid any dilution of shareholder interests;  (5) the fact that ASISI will bear all of the expenses  associated with the Transaction;  (6) indirect costs that may be incurred by the Internet Portfolio or the Value Portfolio as a result of the Transaction,  such as  transactional  costs which may be incurred in any  restructuring of the investment  portfolio of the Internet  Portfolio in connection with the Transaction;  (7) the fact that the Transaction is not intended to qualify as a tax-free reorganization  under federal tax laws and the federal income tax  consequences  of the Transaction  for  Contractowners;  (8) the fact that the annual  investment  management fee rates payable by the Value Portfolio is slightly less than the rate payable by the Internet
Portfolio;  (9) the expense  reimbursement  obligations  of ASISI that remains in effect until April 30, 2002, but which are terminable on such date and annually thereafter; and (10) possible alternatives to the Transaction.

         The Board,  including a majority of the Trustees who are not interested persons of the Trust,  unanimously  concluded that the
Transaction is in the best interests of the  shareholders of the Internet  Portfolio and the Value  Portfolio,  and that no dilution of value would result to the  shareholders  of the Internet  Portfolio or the Value  Portfolio  from the  Transaction.  Consequently,  the
Board approved the Plan and recommended that shareholders of the Internet Portfolio vote to approve the Transaction.

         For the reasons discussed above, the Board of Trustees unanimously recommends that you vote For the Plan.

         If  shareholders of the Internet  Portfolio do not approve the Plan, the Board will consider other possible  courses of action for the Internet Portfolio,  including, among others,  consolidation of the Internet Portfolio with one or more portfolios of the Trust other than the Value Portfolio or unaffiliated funds.

INFORMATION ABOUT THE TRANSACTION

         This is only a summary of the Plan.  You should read the actual Plan attached as Exhibit A.

Closing of the Transaction.

         If  shareholders of the Internet  Portfolio  approve the Plan, the  Transaction  will take place after various  conditions are satisfied by the Trust on behalf of the Internet  Portfolio and the Value  Portfolio,  including the preparation of certain  documents.
The Trust will  determine  a  specific  date for the actual  Transaction  to take  place.  This is called  the  "closing  date." If the shareholders of the Internet Portfolio do not approve the Plan, the Transaction will not take place.

         If the  shareholders of the Internet  Portfolio  approve the Plan, the Internet  Portfolio will deliver to the Value Portfolio substantially  all of its assets on the  closing  date.  ASLAC then will make a  conforming  exchange of units  between the  applicable sub-accounts in its separate  accounts.  As a result,  shareholders of the Internet Portfolio will beneficially own shares of the Value
Portfolio  that,  as of the date of the  exchange,  have a value  equal  to the  dollar  value of the  assets  delivered  to the  Value
Portfolio.  The stock transfer books of the Internet  Portfolio  will be permanently  closed on the closing date.  Requests to transfer or redeem assets  allocated to the Internet  Portfolio may be submitted at any time before 4:00 p.m.  Eastern time on the closing date;
requests that are received in proper form prior to that time will be effected prior to the closing.

         To the extent  permitted  by law, the Trust may amend the Plan without  shareholder  approval.  It may also agree to terminate and abandon the  Transaction at any time before or, to the extent  permitted by law, after the approval by shareholders of the Internet
Portfolio.

Expenses of the Transaction.

         The direct expenses  resulting from the Transaction will be paid by ASISI (or its  affiliates).  Such expenses are expected to be approximately  $50,000.  In addition,  it is expected that the investment  portfolio of the Internet Portfolio will be substantially restructured  in  connection  with  the  Transaction.  This  restructuring  will  entail  brokerage  fees  and  commissions  and  other transactional expenses, which may be significant.

Tax Consequences of the Transaction.

         The Transaction is not expected to qualify as a tax-free  reorganization  under the Internal  Revenue Code of 1986, as amended
(the "Internal  Revenue  Code"),  due, in part, to the  likelihood  that a  restructuring  of the Internet  Portfolio's  assets will be effected in connection with the Transaction  and the intention of the Trust that the historic  business of the Internet  Portfolio will not be continued  upon  completion of the  Transaction  for purposes of the Internal  Revenue Code.  Accordingly,  the Value  Portfolio
expects  that it will neither  continue  the Internet  Portfolio's  historic  business  nor use a  significant  portion of the Internet
Portfolio's  historic  business  assets in a business.  Because the  Portfolios are offered  through  tax-deferred  variable  insurance products,  Contractowners  generally  would not have any  reportable  gain or loss for  federal  income tax  purposes  even  though the
Transaction does not qualify as a tax-free  reorganization.  The Transaction will not proceed unless,  prior to the closing,  the Trust has received an opinion of tax counsel to the effect,  among other things,  that based upon certain  assumptions and representations to be made by the  Trust (1) any gains  recognized  by the  Internet  Portfolio  on the  Transaction  will be  offset by a  deduction  for dividends paid to its  shareholders;  and (ii) no gain or loss will be recognized by any Contract owner as a result of the Transaction.
 The actual tax impact of sales of the Internet  Portfolio  assets in connection with any  restructuring  will depend on the difference between  the price at which such  portfolio  assets are sold and the  selling  Portfolio's  basis in such  assets.  Any  capital  gains recognized  in the sales will be  distributed  to the  selling  Portfolio's  shareholders  (but not  Contractowners)  as capital  gains dividends  (to the  extent of the excess of net  realized  long-term  capital  losses)  and  ordinary  dividends  (to the extent of net realized  short-term  capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders
(but not to Contractowners).

         Prior to the closing date, the Internet  Portfolio will declare a distribution to its  shareholders  which,  together with all previous  distributions,  could have the effect of  distributing  to its  shareholders  all of its  investment  company  taxable income
(computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the closing date.

         The  foregoing  description  of the federal  income tax  consequences  of the  Transaction  is made  without  regarding to the particular circumstances of any shareholders.

         Contractowners  should  consult the  prospectuses  of their  variable  insurance  products for  information on the federal tax consequences of owning the product.  Contractowners  should also consult their tax advisors as to state and local tax consequences,  if any, of the Transaction, because this discussion only relates to the federal income tax consequences.

Characteristics of the Value Portfolio shares.

         Shares of the Value  Portfolio  will be  distributed to  shareholders  of the Internet  Portfolio and will have the same legal characteristics as the shares of the Value Portfolio with respect to such matters as voting rights,  assessibility,  conversion rights, and transferability.

Capitalizations of the Portfolios and Capitalization after the Transaction.

         The following table sets forth, as of December 31, 2001 the  capitalization of shares of the Internet  Portfolio and the Value
Portfolio.  The table  also  shows the  projected  capitalization  of the Value  Portfolio  shares as  adjusted  to give  effect to the proposed Transaction.  The capitalization of the Value Portfolio is likely to be different when the Transaction is consummated.

                                                                                                         the Value
                                                                                                         Portfolio
                                                                 the Value                               Projected after
                                            Internet Portfolio   Portfolio                               Transaction
                                            (unaudited)          (unaudited)         Adjustments         (unaudited)
                                            -----------          -----------         -----------         -----------

Net assets (thousands)..................... $3,315               $158,886          $(42)(a)               $162,159

Total shares outstanding (thousands).......    396                 16,109           (60)(b)                 16,445

Net asset value per share..................  $8.37                  $9.86                                    $9.86

(a) Reflects the estimated cost of merger of the Portfolios.
(b) Reflects the change in shares of the Internet Portfolio upon conversion to the Value Portfolio.

VOTING INFORMATION

Required vote.

         The  affirmative  vote of a majority of the total  number of  outstanding  shares of the  Internet  Portfolio  is necessary to approve the Plan. Each  shareholder  will be entitled to one vote for each full share,  and a fractional vote for each fractional share of the Internet  Portfolio held at the close of business on [Record Date],  2002 (the "Record  Date").  If sufficient  votes to approve the Plan are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of proxies.

         As stated  above,  ASLAC is the record  owner of more than [__]% and ASISI owns of record  [__]% of the  Internet  Portfolio's shares.  Shares  of the  Portfolio  that it owns  will be voted by ASLAC  with  respect  to the Plan in  accordance  with  instructions received  in a timely  manner from  Contractowners.  In  addition,  ASLAC is  entitled  to vote  shares for which no  instructions  are received  and will vote  such  shares  (for the  Plan,  against  the Plan and  abstain)  in the same  proportion  as the votes  cast in accordance  with  instructions  received from  Contractowners.  ASISI will attend the meeting in person or by proxy and vote its shares for the Plan.  Therefore,  the  presence at the  Meeting of ASLAC and ASISI is  sufficient  to  constitute  a quorum  under the Trust's
By-laws, and substantially all of the shares of the Internet Portfolio will be voted in some manner by ASLAC and ASISI.

         An abstention is not counted as an  affirmative  vote of the type necessary to approve the Plan and,  therefore,  instructions to ASLAC to abstain will have the same effect as a vote against the Plan.

How to vote.

         You can provide voting instructions to ASLAC in any one of three ways:

o........By mail, with the enclosed proxy card.
o        In person at the Meeting.
o        Through the Internet by visiting  HTTP://WWW.AMERICANSKANDIA.COM,  looking for the "Vote" link and following the  instructions
                                           ------------------------------
                           provided.

If you simply sign and date the proxy but give no voting  instructions,  your shares will be voted by ASLAC in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting.

Revoking voting instructions.

         You may  revoke  your  voting  instructions  at any time  before it is voted by  sending a written  notice to ASLAC  expressly revoking the voting  instructions  reflected in your proxy, by signing and forwarding to ASLAC a later-dated proxy, or by attending the
Meeting and providing voting instructions to ASLAC in person.

Other matters.

         The Board of Trustees  of the Trust does not intend to bring any matters  before the  Meeting  other than those  described  in this  Prospectus/Proxy  Statement.  It is not aware of any other  matters to be  brought  before  the  Meeting by others.  If any other matter  legally  comes before the Meeting,  it is intended that the persons  named in the enclosed  proxy will vote in accordance  with their judgment.

Who may vote.

         Shareholders  of record of the Internet  Portfolio  on the Record Date will be entitled to vote at the meeting.  On the Record
Date, there were [____] outstanding shares of the Internet Portfolio issued and outstanding.
                  ----

Solicitation of voting instructions.

         Voting  instructions  will be solicited  principally  by mailing  this  Prospectus/Proxy  Statement  and its  enclosures,  but instructions  also may be solicited by  telephone,  facsimile,  through  electronic  means such as e-mail,  or in person by officers or representatives  of the Trust or ASLAC.  If the record owner of a contract or policy is a custodian,  nominee or  fiduciary,  the Trust may send proxy  materials to the record owner for any beneficial  owners that such record owner may represent.  The Trust may reimburse custodians,  nominees and fiduciaries for their reasonable  expenses incurred in connection with proxy solicitations of such beneficial owners.

ADDITIONAL INFORMATION ABOUT THE TRUST AND THE PORTFOLIOS

         the Internet  Portfolio and the Value Portfolio are separate series of the Trust, which is an open-end  management  investment company  registered  with the SEC under the Investment  Company Act. Each  Portfolio is, in effect,  a separate  mutual fund.  Detailed information  about the  Trust and each  Portfolio  is  contained  in the  Prospectus  for the  Portfolios  which is  enclosed  with and considered a part of this  Prospectus/Proxy  Statement.  Additional  information  about the Trust and each Portfolio is included in the
Trust's  SAI,  dated  December  10,  2001,  which  has been  filed  with the SEC and is  incorporated  into  the SAI  relating  to this
Prospectus/Proxy Statement.

         A copy  of the  Trust's  Annual  Report  to  Shareholders  for the  fiscal  year  ended  December  31,  2001 is a part of this
Prospectus/Proxy  Statement.  You may  request a free copy of the  Trust's  Annual  Report to  Shareholders  for the fiscal  year ended
December 31, 2001 by calling 1-800-752-6342 or by writing to the Trust at One Corporate Drive, P.O. Box 883, Shelton, CT 06484.

         The  Portfolio  files proxy  materials,  reports  and other  information  with the SEC in  accordance  with the  informational requirements  of the Securities  Exchange Act of 1934 and the Investment  Company Act. These  materials can be inspected and copied at:
the SEC's Public  Reference Room at 450 Fifth Street NW,  Washington,  DC 20549,  and at the Regional Offices of the SEC located in New
York City at 233 Broadway,  New York, NY 10279 and in Chicago at 175 W. Jackson Boulevard,  Suite 900, Chicago,  IL 60604. Also, copies of such material can be obtained from the SEC's Public Reference Section,  Washington, DC 20549-6009,  upon payment of prescribed fees, or from the SEC's Internet address at http://www.sec.gov.

PRINCIPAL HOLDERS OF SHARES

         As noted  above,  more than  [__]% of the  shares of the  Portfolios  were owned of record by ASLAC and more than [__]% of the shares of the  Portfolios  were owned of record by ASASI as of the Record Date. As of the Record Date,  ASLAC owned of record [__]% and
ASISI owned of record [__]% of the shares of the Internet  Portfolio.  No other  shareholder is known to the Trust to have beneficially owned as of the Record Date more than 5% of the shares of either Portfolio.

         As of the  Record  Date,  the  officers  and  Trustees  of the  Trust,  as a group,  beneficially  owned  less  than 1% of the outstanding voting shares of either of the Portfolios.

EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Exhibit
-------

   A              Plan of  Reorganization  by American  Skandia Trust on behalf of the AST Gabelli  All-Cap Value Portfolio and the AST
                  Kinetics Internet Portfolio

   B              Prospectus for the AST Gabelli All-Cap Value Portfolio and the AST Kinetics  Internet  Portfolio of American  Skandia
                  Trust dated December 10, 2001 (enclosed)

Exhibit A

Plan of Reorganization by American Skandia Trust

                                       FORM OF PLAN OF REORGANIZATION

         THIS PLAN OF REORGANIZATION  (the "Plan") is made as of this _____ th day of ______________,  2002, by American  Skandia Trust (the "Trust"),  a business trust organized under the laws of the  Commonwealth of
Massachusetts  with its principal place of business at One Corporate Drive,  Shelton,  Connecticut 06484, on
behalf  of the AST  Gabelli  All-Cap  Value  Portfolio  (the  "Acquiring  Portfolio")  and the AST  Kinetics
Internet  Portfolio  (the  "Acquired  Portfolio"),  both  series  of  the  Trust.  Together,  the  Acquiring
Portfolio and Acquired Portfolio are referred to as the "Portfolios."

         The  reorganization  (hereinafter  referred  to as the  "Reorganization")  will  consist of (i) the acquisition by the Acquiring  Portfolio,  of substantially  all of the property,  assets and goodwill of the
Acquired  Portfolio and the assumption by the Acquiring  Portfolio of all of the liabilities of the Acquired
Portfolio in exchange solely for full and fractional shares of beneficial  interest,  par value $0.001 each, of the Acquiring  Portfolio  ("Acquiring  Portfolio  Shares");  (ii) the distribution of Acquiring Portfolio
Shares to the shareholders of the Acquired  Portfolio  according to their  respective  interests in complete liquidation  of the Acquired  Portfolio;  and (iii) the  dissolution  of the  Acquired  Portfolio as soon as practicable  after the closing (as defined in Section 3,  hereinafter  called the  "Closing"),  all upon and subject to the terms and conditions of this Plan hereinafter set forth.

         In order to consummate  the Plan,  the  following  actions shall be taken by the Trust on behalf of the Acquiring Portfolio and the Acquired Portfolio:

1.       Sale and Transfer of Assets, Liquidation and Dissolution of Acquired Portfolio.
         -------------------------------------------------------------------------------

         (a)      Subject  to the terms and  conditions  of this Plan,  the Trust on behalf of the  Acquired
Portfolio shall convey,  transfer and deliver to the Acquiring  Portfolio at the Closing all of the Acquired
Portfolio's then existing assets,  free and clear of all liens,  encumbrances,  and claims whatsoever (other than shareholders' rights of redemption),  except for cash, bank deposits,  or cash equivalent securities in an estimated amount  necessary to (i) pay the costs and expenses in carrying out this Plan  (including,  but not  limited  to,  fees of  counsel  and  accountants,  and  expenses  of its  liquidation  and  dissolution contemplated  hereunder).  (ii)  discharge  its  unpaid  liabilities  on its books at the  closing  date (as defined in section 3, hereinafter the "Closing Date"),  including,  but not limited to, its income dividends and capital gains  distributions,  if any,  payable for the period prior to, and through,  the Closing Date;
and (iii) pay such  contingent  liabilities as the Board of Trustees shall  reasonably deem to exist against the  Acquired  Portfolio,  if  any,  at the  Closing  Date,  for  which  contingent  and  other  appropriate liabilities  reserves shall be established on the Acquired  Portfolio's  books  (hereinafter  "Net Assets").
The  Acquired  Portfolio  shall also  retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date.

         (b)      Subject to the terms and  conditions  of this Plan,  the Trust on behalf of the  Acquiring
Portfolio shall at the Closing deliver to the Acquired  Portfolio the number of Acquiring  Portfolio Shares, determined  by dividing  the net asset value per share of the shares of the  Acquired  Portfolio  ("Acquired
Portfolio  Shares") on the Closing Date by the net asset value per share of the Acquiring  Portfolio Shares, and multiplying the result thereof by the number of outstanding  Acquired  Portfolio  Shares as of the close of regular  trading on the New York Stock  Exchange (the "NYSE") on the Closing Date.  All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

         (c)      Immediately  following the Closing,  the Acquired  Portfolio shall  distribute pro rata to its  shareholders of record as of the close of business on the Closing Date, the Acquiring  Portfolio Shares
received by the Acquired  Portfolio  pursuant to this Section 1 and then shall terminate and dissolve.  Such liquidation and  distribution  shall be accomplished by the  establishment  of accounts on the share records of the Trust  relating  to the  Acquiring  Portfolio  and noting in such  accounts  the type and  amounts of
Acquiring  Portfolio  Shares that former Acquired  Portfolio  shareholders are due based on their respective holdings of the Acquired  Portfolio as of the close of business on the Closing  Date.  Fractional  Acquiring
Portfolio  Shares shall be carried to the third  decimal  place.  The  Acquiring  Portfolio  shall not issue certificates representing the Acquiring Portfolio shares in connection with such exchange.

2.       Valuation.
         ----------

         (a)      The value of the  Acquired  Portfolio's  Net  Assets to be  transferred  to the  Acquiring
Portfolio  hereunder  shall be computed as of the close of regular  trading on the NYSE on the Closing  Date
(the "Valuation Time") using the valuation procedures set forth in Trust's currently effective prospectus.

         (b)      The net asset  value of a share of the  Acquiring  Portfolio  shall be  determined  to the third  decimal  point as of the  Valuation  Time using the  valuation  procedures  set forth in the  Trust's currently effective prospectus.

         (c)      The net  asset  value of a share of the  Acquired  Portfolio  shall be  determined  to the third  decimal  point as of the  Valuation  Time using the  valuation  procedures  set forth in the  Trust's currently effective prospectus.

3.       Closing and Closing Date.
         -------------------------

         The  consummation  of the  transactions  contemplated  hereby  shall take place at the Closing (the
"Closing").  The date of the  Closing  (the  "Closing  Date")  shall be May 1,  2002,  or such later date as determined by the Trust's  officers.  The Closing  shall take place at the principal  office of the Trust at
5:00 P.M.  Eastern  time on the  Closing  Date.  The Trust on behalf of the  Acquired  Portfolio  shall have provided for  delivery as of the Closing of the Acquired  Portfolio's  Net Assets to be  transferred  to the account of the Acquiring  Portfolio at the Acquiring  Portfolio's  Custodian,  The Chase Manhattan Bank, One
Pierrepont  Plaza,  Brooklyn,  NY 11201.  Also, the Trust on behalf of the Acquired  Portfolio shall produce at the  Closing a list of names and  addresses  of the  shareholders  of  record of the  Acquired  Portfolio
Shares  and the  number  of full  and  fractional  shares  owned  by each  such  shareholder,  all as of the
Valuation  Time,  certified  by its  transfer  agent  or by its  President  to the best of its or his or her knowledge  and  belief.  The  Trust  on  behalf  of the  Acquiring  Portfolio  shall  issue  and  deliver  a confirmation  evidencing the Acquiring  Portfolio Shares to be credited to the Acquired  Portfolio's account on the Closing Date to the Secretary of the Trust,  or shall provide  evidence  satisfactory to the Acquired
Portfolio  that the  Acquiring  Portfolio  Shares  have been  registered  in an  account on the books of the
Acquiring Portfolio in such manner as the Trust on behalf of Acquired Portfolio may request.

4.       Representations and Warranties by the Trust on behalf of the Acquired Portfolio.
         --------------------------------------------------------------------------------

         The Trust makes the following representations and warranties about the Acquired Portfolio:
(a)      The Acquired  Portfolio is a series of the Trust, a business trust  organized under the laws of the
Commonwealth  of  Massachusetts  and  validly  existing  and  in  good  standing  under  the  laws  of  that jurisdiction.  The Trust is duly  registered  under the  Investment  Company  Act of 1940,  as amended  (the
"1940 Act"), as an open-end,  management  investment  company and all of the Acquired  Portfolio Shares sold were sold  pursuant to an  effective  registration  statement  filed under the  Securities  Act of 1933,  as amended (the "1933 Act").

(b)      The Trust on  behalf of the  Acquired  Portfolio  is  authorized  to issue an  unlimited  number of shares of beneficial  interest's  acquired  Portfolio shares,  par value $0.001 each, each outstanding share of which is fully paid, non-assessable, freely transferable and has full voting rights.

         (c)      The financial  statements  appearing in the Trust's Annual Report to Shareholders  for the
fiscal  year ended  December  31,  2001,  audited by  Deloitte & Touche  LLP fairly  present  the  financial position  of the  Acquired  Portfolio  as of such dates and the  results of its  operations  for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

         (d)      The Trust has the  necessary  power and  authority  to conduct  the  Acquired  Portfolio's business as such business is now being conducted.

         (e)      The Trust on behalf of the Acquired  Portfolio  is not a party to or  obligated  under any provision  of the Trust's  Amended and  Restated  Declaration  of Trust or By-laws,  or any  contract or any other  commitment or  obligation,  and is not subject to any order or decree,  that would be violated by its execution of or performance under this Plan.

         (f)      The Acquired  Portfolio  does not have any  unamortized or unpaid  organizational  fees or expenses.

         (g)      The  Acquired  Portfolio  has elected to be treated as a regulated  investment  company (a
"RIC") for federal  income tax purposes  under Part I of Subchapter M of the Internal  Revenue Code of 1986,
as amended (the "Code") and the Acquired  Portfolio  has  qualified as a RIC for each taxable year since its inception,  and will qualify as of the Closing Date. The  consummation of the  transactions  contemplated by this Plan will not cause the Acquired  Portfolio to fail to satisfy the  requirements of subchapter M of the
Code. The Acquired  Portfolio also has satisfied the  diversification  requirements of Section 817(h) of the
Code since its inception and will continue to satisfy such requirements at the Closing.

         (h)      The  Acquired  Portfolio,  or its agents,  (i) holds a valid Form W-8BEN,  Certificate  of
Foreign Status of Beneficial Owner for United States  Withholding (or other appropriate  series of Form W-8, as the case may be), or Form W-9, Request for Taxpayer  Identification  Number and  Certification,  for each
Acquired  Portfolio  shareholder  of record,  which Form W-8 or Form W-9 can be associated  with  reportable payments made by the Acquired  Portfolio to such  shareholder,  and/or (ii) has otherwise timely  instituted the appropriate backup  withholding  procedures with respect to such shareholder as provided by Section 3406 of the Code.

5.       Representations and Warranties by the Trust on behalf of the Acquiring Portfolio.
         ---------------------------------------------------------------------------------

         The Trust makes the following representations and warranties about the Acquiring Portfolio:

         (a)      The Acquiring  Portfolio is a series of the Trust,  a business trust  organized  under the laws of the Commonwealth of  Massachusetts  and validly existing and in good standing under the laws of that jurisdiction.  The  Trust  is duly  registered  under  the 1940 Act as an  open-end,  management  investment company  and  all  of  the  Acquiring  Portfolio  Shares  sold  have  been  sold  pursuant  to an  effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act").

         (b)      The  Trust on  behalf of the  Acquiring  Portfolio  is  authorized  to issue an  unlimited number  of shares of  beneficial  interest's  Acquiring  Portfolio  shares,  par  value  $0.001  each,  each outstanding share of which is freely paid, non-assessable, fully transferable and has full voting rights.

         (c)      At the  Closing,  Acquiring  Portfolio  Shares will be eligible for offering to the public in those states of the United  States and  jurisdictions  in which the shares of the Acquired  Portfolio are presently  eligible for offering to the public,  and there are a  sufficient  number of Acquiring  Portfolio
Shares registered under the 1933 Act to permit the transfers contemplated by this Plan to be consummated.

         (d)      The financial  statements  appearing in the Trust's Annual Report to Shareholders  for the
fiscal  year ended  December  31,  2001,  audited by  Deloitte & Touche  LLP fairly  present  the  financial position  of the  Acquiring  Portfolio  as of such dates and the results of its  operations  for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

         (e)      The Trust has the  necessary  power and  authority  to conduct the  Acquiring  Portfolio's business as such business is now being conducted.

         (f)      The Trust on behalf of the  Acquiring  Portfolio is not a party to or obligated  under any provision  of the Trust's  Amended and  Restated  Declaration  of Trust or By-laws,  or any  contract or any other  commitment or  obligation,  and is not subject to any order or decree,  that would be violated by its execution of or performance under this Plan.

         (g)      The Acquiring  Portfolio has to be treated as a RIC for federal  income tax purposes under
Part I of  Subchapter M of the  Internal  Revenue  Code of 1986,  as amended (the "Code") and the  Acquiring
Portfolio  has  qualified  as a RIC for each taxable  year since its  inception,  and will qualify as of the
Closing Date. The  consummation of the  transactions  contemplated by this Plan will not cause the Acquiring
Portfolio to fail to satisfy the  requirements  of subchapter M of the Code.  The Acquiring  Portfolio  also has satisfied the  diversification  requirements  of Section 817(h) of the Code since its inception and will continue to satisfy such requirements at the Closing.

6.       Representations and Warranties by the Trust on behalf of the Portfolios.
         ------------------------------------------------------------------------

         The Trust makes the following representations and warranties about the Portfolios:

         (a)      The  statement  of  assets  and  liabilities  to be  created  by the Trust for each of the
Portfolios  as of the  Valuation  Time for the  purpose of  determining  the number of  Acquiring  Portfolio
Shares to be issued  pursuant to Section 1 of this Plan will  accurately  reflect the Net Assets in the case of the  Acquired  Portfolio  and the net  assets in the case of the  Acquiring  Portfolio,  and  outstanding shares,  as of such  date,  in  conformity  with  generally  accepted  accounting  principles  applied  on a consistent basis.

         (b)      At the  Closing,  the  Portfolios  will  have  good  and  marketable  title  to all of the securities  and other assets shown on the  statement of assets and  liabilities  referred to in "(a)" above, free and clear of all liens or encumbrances of any nature  whatsoever,  except such  imperfections  of title or  encumbrances  as do not  materially  detract  from the value or use of the assets  subject  thereto,  or materially affect title thereto.

         (c)      Except as may be  disclosed  in the  Trust's  current  effective  prospectus,  there is no material suit,  judicial action, or legal or administrative  proceeding pending or threatened against either of the Portfolios.

         (d)      There are no known  actual or proposed  deficiency  assessments  with respect to any taxes payable by either of the Portfolios.

         (e)      The execution,  delivery,  and  performance of this Plan have been duly  authorized by all necessary  action  of the  Trust's  Board of  Trustees,  and  this  Plan  constitutes  a valid  and  binding obligation enforceable in accordance with its terms.

         (f)      The  Trust  anticipates  that  consummation  of this  Plan  will not  cause  either of the
Portfolios to fail to conform to the  requirements  of Subchapter M of the Code for Federal income  taxation as a RIC at the end of each fiscal year or to conform to the  requirements  of Section  817(h) at the end of each tax quarter.

         (g)      The  Trust  has  the  necessary  power  and  authority  to  conduct  the  business  of the
Portfolios, as such business is now being conducted.

7.       Intentions of the Trust on behalf of the Portfolios.
         ----------------------------------------------------

         (a)      The Trust intends to operate each Portfolio's  respective  business as presently conducted between the date hereof and the Closing.

         (b)      The Trust intends that the Acquired  Portfolio  will not acquire the  Acquiring  Portfolio
Shares  for the  purpose of making  distributions  thereof to anyone  other  than the  Acquired  Portfolio's shareholders.

         (c)      The Trust on behalf of the Acquired  Portfolio  intends,  if this Plan is consummated,  to liquidate and dissolve the Acquired Portfolio.

         (d)      The Trust  intends  that, by the Closing,  each of the  Portfolio's  Federal and other tax returns  and  reports  required  by law to be filed on or before  such date shall have been  filed,  and all
Federal  and other  taxes shown as due on said  returns  shall have  either been paid or adequate  liability reserves shall have been provided for the payment of such taxes.

         (e)      At the Closing,  the Trust on behalf of the Acquired  Portfolio  intends to have available a copy of the shareholder  ledger  accounts,  certified by the Trust's  transfer agent or its President or a
Vice-President  to the best of its or his or her knowledge and belief,  for all the  shareholders  of record of Acquired  Portfolio  Shares as of the  Valuation  Time who are to become  shareholders  of the  Acquiring
Portfolio as a result of the transfer of assets that is the subject of this Plan.

         (f)      The  Trust  intends  to mail to each  shareholder  of  record  of the  Acquired  Portfolio entitled to vote at the meeting of its  shareholders  at which action on this Plan is to be  considered,  in sufficient  time to  comply  with  requirements  as to  notice  thereof,  a  Combined  Proxy  Statement  and
Prospectus  that complies in all material  respects with the  applicable  provisions of Section 14(a) of the
Securities  Exchange  Act of 1934,  as  amended,  and  Section  20(a) of the 1940  Act,  and the  rules  and regulations, respectively, thereunder.

         (g)      The  Trust  intends  to  file  with  the  U.S.   Securities  and  Exchange   Commission  a
registration  statement on Form N-14 under the 1933 Act relating to the Acquiring  Portfolio Shares issuable hereunder  ("Registration  Statements"),  and will use its best  efforts  to provide  that the  Registration
Statement  becomes  effective as promptly as practicable.  At the time the  Registration  Statement  becomes effective,  it will:  (i) comply in all material  respects with the  applicable  provisions of the 1933 Act, and the rules  and  regulations  promulgated  thereunder;  and (ii) not  contain  any  untrue  statement  of material  fact or omit to state a material  fact  required  to be stated  therein or  necessary  to make the statements therein not misleading.  At the time the Registration  Statement becomes  effective,  at the time of the  shareholders'  meeting of the  Acquired  Portfolio,  and at the Closing  Date,  the  prospectus  and statement of  additional  information  included in the  Registration  Statement  will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements  therein,  in the light of the circumstances under which they were made, not misleading.

8.       Conditions Precedent to be Fulfilled by Trust on behalf of the Portfolios.
         --------------------------------------------------------------------------

         The  consummation  of the Plan with respect to the Acquiring  Portfolio and the Acquired  Portfolio
shall be subject to the following conditions:

         (a)      That:  (i)  all  the  representations  and  warranties  contained  herein  concerning  the
Portfolios  shall be true and  correct as of the  Closing  with the same  effect as though made as of and at such date;  (ii)  performance  of all  obligations  required  by this Plan to be  performed  by the Trust on behalf of the Portfolios  shall occur prior to the Closing;  and (iii) the Trust shall execute a certificate signed by the President or a Vice  President  and by the  Secretary or  equivalent  officer to the foregoing effect.

         (b)      That the form of this Plan  shall  have  been  adopted  and  approved  by the  appropriate action of the Board of Trustees of the Trust on behalf of the Portfolios.

         (c)      That the U.S.  Securities  and Exchange  Commission  shall not have issued an  unfavorable management  report  under  Section  25(b) of the 1940 Act or  instituted  or  threatened  to  institute  any proceeding  seeking to enjoin  consummation  of the Plan under Section 25(c) of the 1940 Act. And,  further, no other legal,  administrative  or other  proceeding  shall have been  instituted or threatened  that would materially  affect the financial  condition of a Portfolio or would prohibit the  transactions  contemplated hereby.

         (d)      That  the  Plan  contemplated   hereby  shall  have  been  adopted  and  approved  by  the appropriate  action of the  shareholders  of the Acquired  Portfolio at an annual or special  meeting or any adjournment thereof.

         (e)      That a distribution or  distributions  shall have been declared for each Portfolio,  prior to the Closing Date that,  together with all previous  distributions,  shall have the effect of distributing to  shareholders  of each  Portfolio (i) all of its ordinary  income and all of its capital gain net income, if any,  for the  period  from  the  close  of its  last  fiscal  year to the  Valuation  Time  and (ii) any undistributed  ordinary  income and capital gain net income from any prior  period.  Capital gain net income has the meaning assigned to such term by Section 1222(9) of the Code.

         (f)      That  there  shall be  delivered  to the Trust on behalf of the  Portfolios  an opinion in form and substance  satisfactory  to it from Messrs.  Stradley  Ronon Stevens & Young,  LLP,  counsel to the
Trust,  to  the  effect  that,   subject  in  all  respects  to  the  effects  of  bankruptcy,   insolvency,
reorganization,  moratorium,  fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors' rights:

                           (1)      Acquiring  Portfolio  Shares to be issued  pursuant to the terms of this
Plan have been duly  authorized  and,  when issued and  delivered  as provided in this Plan,  will have been validly  issued  and  fully  paid and will be  non-assessable  by the  Trust,  on  behalf  of the  Acquiring
Portfolio;

                           (2)      All  actions  required  to be taken by the Trust  and/or  Portfolios  to authorize and effect the Plan  contemplated  hereby have been duly authorized by all necessary action on the part of the Trust and the Portfolios;

                           (3)      Neither the  execution,  delivery  nor  performance  of this Plan by the
Trust violates any provision of the Trust's  Amended and Restated  Declaration  of Trust or By-laws,  or the provisions  of any agreement or other  instrument  known to such counsel to which the Trust is a party or by which the  Portfolios  are  otherwise  bound;  this Plan is the legal,  valid and binding  obligation of the
Trust and each Portfolio and is enforceable  against the Trust and/or each Portfolio in accordance  with its terms; and

                           (4)      The  Trust's  registration  statement,  of which  the  prospectus  dated
December 10, 2001 relating to each  Portfolio (the  "Prospectus")  is a part, is, at the time of the signing of this Plan,  effective  under the 1933 Act,  and, to the best  knowledge  of such  counsel,  no stop order suspending the  effectiveness of such  registration  statement has been issued,  and no proceedings for such purpose  have been  instituted  or are pending  before or  threatened  by the U.S.  Securities  and Exchange
Commission  under the 1933 Act, and nothing has come to counsel's  attention that causes it to believe that, at the time  the  Prospectus  became  effective,  or at the  time of the  signing  of this  Plan,  or at the
Closing,  such Prospectus  (except for the financial  statements and other  financial and  statistical  data included  therein,  as to which counsel need not express an opinion),  contained  any untrue  statement of a material  fact or omitted to state a material  fact  required to be stated  therein or necessary to make the statements  therein not misleading;  and such counsel knows of no legal or government  proceedings  required to be described in the  Prospectus,  or of any contract or document of a character  required to be described in the Prospectus that is not described as required.

         In giving the  opinions set forth above,  counsel may state that it is relying on  certificates  of the  officers  of the Trust  with  regard  to  matters  of fact,  and  certain  certifications  and  written statements of governmental officials with respect to the good standing of the Trust.

         (g)      That the Trust's  Registration  Statement with respect to the Acquiring  Portfolio  Shares to be delivered to the Acquired  Portfolio's  shareholders  in  accordance  with this Plan shall have become effective,  and no stop order suspending the  effectiveness  of the Registration  Statement or any amendment or  supplement  thereto,  shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

         (h)      That the Acquiring  Portfolio Shares to be delivered  hereunder shall be eligible for sale by the Acquiring  Portfolio with each state  commission or agency with which such eligibility is required in order to permit  the  Acquiring  Portfolio  Shares  lawfully  to be  delivered  to each  shareholder  of the
Acquired Portfolio.

         (i)      That, at the Closing,  there shall be  transferred  to the Acquiring  Portfolio  aggregate
Net Assets of the Acquired  Portfolio  comprising  at least 90% in fair market value of the total net assets and 70% of the fair market  value of the total gross assets  recorded on the books of Acquired  Portfolio on the Closing Date.

9.       Expenses.
         ---------

         (a)      The Trust  represents  and warrants  that there are no broker or finders'  fees payable by it in connection with the transactions provided for herein.

         (b)      The  expenses of  entering  into and  carrying  out the  provisions  of this Plan shall be borne by the Acquiring and Acquired Portfolios of the Trust in proportion to their assets.

10.      Termination; Postponement; Waiver; Order.
         -----------------------------------------

         (a)      Anything  contained  in this  Plan  to the  contrary  notwithstanding,  this  Plan  may be terminated and abandoned at any time (whether  before or after approval  thereof by the  shareholders  of an
Acquired  Portfolio)  prior to the  Closing  or the  Closing  may be  postponed  by the Trust on behalf of a
Portfolio by  resolution  of the Board of Trustees,  if  circumstances  develop  that, in the opinion of the
Board, make proceeding with the Plan inadvisable.

         (b)      If the  transactions  contemplated  by this  Plan  have not been  consummated  by June 30,
2002,  the Plan shall  automatically  terminate on that date,  unless a later date is agreed to by the Trust on behalf of the relevant Portfolios.

         (c)      In the event of  termination  of this Plan  pursuant to the  provisions  hereof,  the same shall  become  void and  have no  further  effect  with  respect  to the  Acquiring  Portfolio  or  Acquired
Portfolio,  and neither the Trust, the Acquiring  Portfolio nor the Acquired  Portfolio,  nor the directors, officers, agents or shareholders shall have any liability in respect of this Plan.

         (d)      At any time  prior to the  Closing,  any of the  terms or  conditions  of this Plan may be waived by the party  who is  entitled  to the  benefit  thereof  by  action  taken by the  Trust's  Board of
Trustees  if, in the  judgment  of such Board of  Trustees,  such  action or waiver will not have a material adverse affect on the benefits intended under this Plan to its  shareholders,  on behalf of whom such action is taken.

         (e)      The respective  representations  and warranties  contained in Sections 4 to 6 hereof shall expire  with  and be  terminated  by the  Plan of  Reorganization,  and  neither  the  Trust  nor any of its officers,  directors,  agents or shareholders  nor the Portfolios nor any of their  shareholders  shall have any liability with respect to such  representations  or warranties  after the Closing.  This provision shall not protect any officer,  director,  agent or  shareholder of any of the Portfolios or the Trust against any liability to the entity for which that  officer,  director,  agent or  shareholder  so acts or to any of the
Trust's  shareholders to which that officer,  director,  agent or shareholder  would otherwise be subject by reason of willful  misfeasance,  bad faith,  gross  negligence,  or reckless  disregard of the duties in the conduct of such office.

         (f)      If any order or orders of the U.S.  Securities  and  Exchange  Commission  with respect to this  Plan  shall be  issued  prior to the  Closing  and  shall  impose  any  terms or  conditions  that are determined  by action of the Board of Trustees of the Trust on behalf of the  Portfolios  to be  acceptable, such terms and  conditions  shall be binding as if a part of this Plan  without  further vote or approval of the  shareholders of the Acquired  Portfolios,  unless such terms and conditions shall result in a change in the method of computing the number of Acquiring  Portfolio Shares to be issued to the Acquired  Portfolio in which event,  unless such terms and conditions shall have been included in the proxy  solicitation  material furnished to the  shareholders  of the  Acquired  Portfolio  prior to the meeting at which the  transactions contemplated  by this Plan shall have been approved,  this Plan shall not be consummated and shall terminate unless the Trust on behalf of the Acquired  Portfolio  shall promptly call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

11.      Entire Plan and Amendments.
         ---------------------------

         This Plan  embodies  the  entire  plan of the Trust on  behalf of the  Portfolios  and there are no agreements,  understandings,  restrictions,  or  warranties  between the parties  other than those set forth herein or herein  provided  for.  This Plan may be  amended  only by the Trust on behalf of a  Portfolio  in writing.  Neither this Plan nor any interest  herein may be assigned  without the prior  written  consent of the Trust on behalf of the Portfolio corresponding to the Portfolio making the assignment.

12.      Notices.
         --------

         Any notice,  report,  or demand  required or  permitted  by any  provision of this Plan shall be in writing  and shall be deemed to have been  given if  delivered  or  mailed,  first  class  postage  prepaid, addressed to the Trust at One Corporate Drive, P.O. Box 883, Shelton, CT 06484, Attention:  Secretary.

13.      Governing Law.
         --------------

         This Plan shall be governed by and carried out in accordance  with the laws of the  Commonwealth of
Massachusetts.

         IN WITNESS  WHEREOF,  American  Skandia Trust, on behalf of the AST Gabelli All-Cap Value Portfolio and AST Kinetics Internet Portfolio,  has executed this Plan by its duly authorized  officer,  all as of the date and year first-above written.

                                                   AMERICAN SKANDIA TRUST
                                                   on behalf of
                                                   AST Gabelli All-Cap Value Portfolio,
                                                   AST Kinetics Internet Portfolio.

Attest:                                            By:

-----------------------------                      -------------------------------------------

EXHIBIT B

Prospectus dated December 10, 2001

         The Prospectus for the AST Gabelli All-Cap Value Portfolio and the AST Kinetics  Internet  Portfolio of American Skandia Trust
dated  December  10,  2001,  is part of this  Prospectus/Proxy  Statement  and will be  included in the proxy  solicitation  mailing to shareholders.  The above-referenced prospectus follows.

                                                        AMERICAN SKANDIA TRUST

                                           Proxy for Special Meeting of Shareholders of the
                                                    AST Kinetics Internet Portfolio
                                                      to be held on [date], 2002

         The  undersigned  hereby  appoints  Maureen  Gulick  and  Deirdre  Burke  and  each of them as the  proxy  or  proxies  of the undersigned,  with full power of  substitution,  to vote on behalf of the  undersigned  all shares of beneficial  interest of the above stated  Portfolio of American  Skandia Trust (or the "Trust")  which the  undersigned  is entitled to vote at a Special  Meeting of the
Shareholders  of the Portfolio to be held at [Time] a.m.,  Eastern  Time, on [Date],  2002 at the offices of the Trust at One Corporate
Drive,  10th  Floor,  Shelton,  Connecticut  and  at  any  adjournments  thereof,  upon  the  matters  described  in  the  accompanying
Prospectus/Proxy  Statement  and upon any other  business that may properly come before the meeting or any  adjournment  thereof.  Said proxies are directed to vote or to refrain from voting as checked below.

PLEASE SIGN BELOW AND RETURN PROMPTLY IN THE ENCLOSED POSTAGE PAID ENVELOPE.

         The  undersigned  acknowledges  receipt with this proxy of a copy of the Notice of Special  Meeting of Shareholders of the AST
Kinetics  Internet  Portfolio  of the Trust and the  accompanying  Prospectus/Proxy  Statement.  If a contract  is jointly  held,  each contract  owner named  should  sign.  If only one signs,  his or her  signature  will be  binding.  If the  contract  owner is a trust, custodial account or other entity,  the name of the trust or the custodial account should be entered and the trustee,  custodian,  etc.
should sign in his or her own name,  indicating  that he or she is "Trustee,"  "Custodian,"  or other  applicable  designation.  If the contract  owner is a partnership,  the  partnership  should be entered and the partner  should sign in his or her own name,  indicating that he or she is a "Partner."

THIS PROXY IS BEING SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST.

                  .........                                                     ACCOUNT NUMBER:
                  .........                                                     UNITS:
                  .........                                                     CONTROL NO:

To vote by Internet

1)  Read the Proxy Statement and have the Proxy card below at hand.
2)  Got to website WWW.AMERICANSKANDIA.COM
                   -----------------------
3)  Enter the 12-digit control number set forth on the proxy card and follow simple instructions.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:            KEEP THIS PORTION FOR YOUR RECORDS
---------------------------------------------------------------------------------------------------------
THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED                    DETACH AND RETURN THIS PORTION ONLY

AMERICAN SKANDIA TRUST - AST GABELLI ALL-CAP VALUE PORTFOLIO

THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS VOTING FOR THE FOLLOWING PROPOSALS:

THE UNITS REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR THE PROPOSALS IF NO CHOICE IS INDICATED.

                                                                                      For      Against    Abstain

1.      PROPOSAL  TO  APPROVE a PLAN OF  REORGANIZATION  OF THE TRUST ON BEHALF OF     []         []        []
        THE ast KINETICS  INTERNET  PORTFOLIO (the "INTERNET  PORTFOLIO")  AND THE
        AST GABELLI ALL-CAP VALUE PORTFOLIO (the "VALUE  PORTFOLIO") OF THE tRUST,
        THAT PROVIDES FOR THE  ACQUISITION OF  SUBSTANTIALLY  ALL OF THE ASSETS OF
        the INTERNET PORTFOLIO IN EXCHANGE FOR SHARES OF the VALUE PORTFOLIO,  THE
        DISTRIBUTION   OF  SUCH  SHARES  TO  THE   SHAREHOLDERS  OF  the  INTERNET
        PORTFOLIO, AND THE LIQUIDATION AND DISSOLUTION OF the INTERNET PORTFOLIO.

Please be sure to sign and date this Proxy

__________________________________        Date: _________            ___________________________          Date: ________
Signature [PLEASE SIGN WITHIN BOX]                                   Signature (Joint Owners)
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                  STATEMENT OF ADDITIONAL INFORMATION
                                                                  FOR
                                                        AMERICAN SKANDIA TRUST
                                                          Dated [Date], 2002

                                                     Acquisition of the Assets of
                                                 the AST Kinetics Internet Portfolio,
                                                  a series of American Skandia Trust

                                                 By and in exchange for shares of the
                                               the AST Gabelli All-Cap Value Portfolio,
                                                also a series of American Skandia Trust

         This Statement of Additional  Information  (SAI) relates  specifically to the proposed  delivery of  substantially  all of the assets of the AST Kinetics Internet Portfolio for shares of the AST Gabelli All-Cap Value Portfolio.

         This SAI consists of this Cover Page and the  following  documents.  Each of these  documents is enclosed  with and is legally considered to be a part of this SAI:

1.       American Skandia Trust's Statement of Additional Information dated December 10, 2001.

2.    American Skandia Trust's Annual Report to Shareholders dated December 31, 2001.

         This SAI is not a  Prospectus;  you should read this SAI in  conjunction  with the  Prospectus/Proxy  Statement  dated [Date],
2002,  relating  to  the  above-referenced  transaction.  You  can  request  a  copy  of  the  Prospectus/Proxy  Statement  by  calling
1-800-752-6342 or by writing to the American Skandia Trust at One Corporate Drive, P.O. Box 883, Shelton, CT 06484.

                                                   Attachments to SAI (page 1 of 2)

         The  American  Skandia  Trust  Statement of  Additional  Information  dated  December 10, 2001 is part of this SAI and will be provided to all shareholders  requesting this SAI. For purposes of this EDGAR filing, the  above-referenced  SAI is incorporated herein by reference to the Trust's SAI filed under Rule 497(j) on December 14, 2001.

                                                   Attachments to SAI (page 2 of 2)

         American  Skandia  Trust's Annual Report to  Shareholders  dated December 31, 2001 is part of this SAI and will be provided to all  shareholders  requesting  this SAI. For purposes of this EDGAR filing,  the  above-referenced  Shareholder  Report is incorporated herein by reference to the electronic filing made on February [___], 2002.

14

                                                        AMERICAN SKANDIA TRUST
                                                    FILE NOS. 333-______ & 811-5186

                                                               FORM N-14

                                                                PART C

                                                           OTHER INFORMATION
                                                           -----------------

Item 15.  Indemnification

Section 5.2 of the Registrant's Amended and Restated Declaration of Trust provides as follows:

         The Trust shall indemnify each of its Trustees,  officers,  employees,  and agents (including persons who serve at its request as directors,  officers,  employees, agents or trustees of another organization in which it has any interest as a shareholder, creditor or  otherwise)  against all  liabilities  and expenses  (including  amounts paid in  satisfaction  of  judgments,  in compromise,  as fines and  penalties,  and as counsel  fees)  reasonably  incurred  by him in  connection  with the defense or disposition of any action, suit or other proceeding,  whether civil or criminal,  in which he may be involved or with which he may be threatened,  while in office or thereafter,  by reason of his being or having been such a trustee, officer, employee or agent,  except  with  respect  to any  matter  as to which he shall  have  been  adjudicated  to be liable to the Trust or its
         Shareholders  by reason of having acted in bad faith,  willful  misfeasance,  gross  negligence  or reckless  disregard of his duties;  provided,  however,  that as to any matter disposed of by a compromise payment by such person,  pursuant to a consent decree or otherwise,  no  indemnification  either for said payment or for any other expenses shall be provided unless approved as in the best  interests of the Trust,  after  notice that it involves  such  indemnification,  by at least a majority of the disinterested  Trustees  acting on the matter  (provided that a majority of the  disinterested  Trustees then in office act on the matter) upon a determination,  based upon a review of readily  available  facts,  that (i) such person acted in good faith in the  reasonable  belief that his or her action was in the best  interests  of the Trust and (ii) is not liable to the Trust or the Shareholders by reason of willful  misfeasance,  bad faith,  gross negligence or reckless  disregard of duties;  or the trust shall have received a written  opinion from  independent  legal counsel  approved by the Trustees to the effect that (x)
         if the matter of good faith and reasonable belief as to the best interests of the Trust, had been  adjudicated,  it would have been  adjudicated  in favor of such person,  and (y) based upon a review of readily  available  facts such  trustee,  officer, employee  or agent did not  engage in  willful  misfeasance,  gross  negligence  or  reckless  disregard  of duty.  The rights accruing to any Person  under  these  provisions  shall not  exclude  any other  right to which he may be  lawfully  entitled;
         provided that no Person may satisfy any right of indemnity or  reimbursement  granted  herein or in Section 5.1 or to which he may be otherwise  entitled  except out of the property of the Trust,  and no  Shareholder  shall be  personally  liable to any
         Person with respect to any claim for  indemnity  or  reimbursement  or  otherwise.  The Trustees may make advance  payments in connection  with  indemnification  under this Section 5.2,  provided  that the  indemnified  person shall have given a written undertaking  to  reimburse  the  Trust  in  the  event  it  is  subsequently  determined  that  he is  not  entitled  to  such indemnification and, provided further,  that the Trust shall have obtained  protection,  satisfactory in the sole judgement of the  disinterested  Trustees acting on the matter (provided that a majority of the  disinterested  Trustees then in office act on the matter),  against losses arising out of such advance  payments or such Trustees , or  independent  legal counsel,  in a written opinion,  shall have determined,  based upon a review of readily  available facts that there is reason to believe that such person will be found to be entitled to such indemnification.

         With respect to liability  of the  Investment  Manager to  Registrant  or to  shareholders  of the AST Gabelli  All-Cap  Value
Portfolio of the Registrant under the Investment  Management Agreement for such Portfolio,  reference is made to Section 13 of the form of Investment Management Agreement incorporated by reference herein.

         With respect to the Sub-Advisors'  indemnification of the Investment Manager and its affiliated and controlling  persons,  and the Investment Manager's  indemnification of each Sub-adviser and its affiliated and controlling persons,  reference is made to Section
14 of the form of Sub-Advisory Agreement incorporated by reference herein.

         Insofar as indemnification  for liability arising under the Securities Act of 1933 may be permitted to trustees,  officers and controlling persons of the Registrant pursuant to the foregoing provisions,  or otherwise,  the Registrant has been advised that in the opinion of the Securities and Exchange  Commission (the  "Commission")  such  indemnification  is against public policy as expressed in the Act and is,  therefore,  unenforceable.  In the event that a claim for  indemnification  against such  liabilities  (other than the payment  by the  Registrant  of  expenses  incurred  or paid by a trustee,  officer  or  controlling  person of the  Registrant  in the successful  defense of any action,  suit or proceeding) is asserted by such director,  officer or controlling person in connection with the securities being  registered,  the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent,  submit to a court of appropriate  jurisdiction the question whether such  indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.  Exhibits

The following  exhibits are incorporated by reference to the previously filed document  indicated below,  except Exhibits 12(A),  14(A)
and 16(A):

         (1)      Copies of the charter of the Registrant as now in effect;

                  (A)      Amended and Restated  Declaration of Trust of the Registrant as filed in Massachusetts on September 23, 1999 and previously filed with  Post-Effective  Amendment No. 32 to Registration  Statement filed on Form N-1A on
                           October 15, 1999.

         (2)      Copies of the existing by-laws or corresponding instruments of the Registrant;

                  (A)      By-laws for the Registrant previously filed with Post-Effective  Amendment No. 35 to Registration  Statement
                           filed on Form N-1A on April 27, 2000.

         (3)      Copies of any voting  trust  agreement  affecting  more than five  percent of any class of equity  securities  of the
                  Registrant;

                  Not Applicable

         (4)      Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

                  (A)        The  Plan  of  Reorganization   is  included  in  this   registration   statement  as  Exhibit  A  to  the
                             Prospectus/Proxy Statement.

         (5)      Copies of all  instruments  defining  the rights of holders  of the  securities  being  registered  including,  where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

                  (A)        Articles III and VI of the Registrant's  Declaration of Trust and Article 11 of the  Registrant's  By-laws filed with Post-Effective Amendment No. 25 to Registration Statement filed on Form N-1A on March 2, 1998.

         (6)      Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

                  (A)      Investment  Management  Agreement  between  Registrant and American  Skandia  Investment  Services,  Incorporated  for the AST
                           Gabelli All-Cap Value Portfolio was previously  filed with  Post-Effective  Amendment No. 37 to Registration
                           Statement filed on Form N-1A on October 10, 2000.

                  (B)      Investment  Management Agreement between Registrant and American Skandia Investment  Services,  Incorporated
                           for the AST Kinetics  Internet  Portfolio  was  previously  filed with  Post-Effective  Amendment  No. 37 to
                           Registration Statement filed on Form N-1A on October 10, 2000.

                  (C)      Sub-Advisory Agreement between American Skandia Investment Services,  Incorporated and GAMCO Investors, Inc.
                           for the AST Gabelli All-Cap Value  Portfolio was previously  filed with  Post-Effective  Amendment No. 37 to
                           Registration Statement filed on Form N-1A on October 10, 2000.

                  (D)      Sub-Advisory  Agreement  between  American  Skandia  Investment  Services,  Incorporated  and Kinetics Asset
                           Management,  Inc. for the AST Kinetics Internet Portfolio was previously filed with Post-Effective Amendment
                           No. 37 to Registration Statement filed on Form N-1A on October 10, 2000.

         (7)      Copies of each  underwriting  or  distribution  contract  between the  Registrant  and a principal  underwriter,  and specimens or copies of all agreements between principal underwriters and dealers;

                  (A)      Sales Agreement  between  Registrant and American  Skandia Life Assurance  Corporation was previously  filed with Post-Effective Amendment No. 25 to Registration Statement filed on Form N-1A on March 2, 1998.

         (8)      Copies of all bonus,  profit sharing,  pension,  or other similar contracts or arrangements  wholly or partly for the benefit of  trustees  or  officers  of the  Registrant  in their  capacity  as such.  Furnish a  reasonably  detailed description of any plan that is not set forth in a formal document;

                  Not Applicable

         (9)      Copies of all custodian  agreements and depository  contracts  under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

(A)      Amended and Restated  Custody  Agreement  between  Registrant  and Morgan  Stanley  Trust  Company was  previously  filed with
                           Post-Effective Amendment No. 27 to Registration Statement filed on Form N-1A on October 16, 1998.

(B)      Foreign  Custody  Manager  Delegation  Amendment was previously  filed with  Post-Effective  Amendment No. 27 to  Registration
                           Statement filed on Form N-1A on October 16, 1998.

(C)      Amended  Custodian  Agreement  between  Registrant  and  Provident  National  Bank was  previously  filed with  Post-Effective
                           Amendment No. 25 to Registration Statement filed on Form N-1A on March 2, 1998.

(D)      Amendment to Custodian  Services  Agreement  between  Registrant and PNC Bank, N.A. was previously  filed with  Post-Effective
                           Amendment No. 27 to Registration Statement filed on Form N-1A on October 16, 1998.

(E)      Amendment to Custodian  Services  Agreement  between  Registrant and PFPC Trust Company  previously filed with  Post-Effective
                           Amendment No. 35 to Registration Statement filed on Form N-1A on April 27, 2000.

(F)      Amended Transfer Agency  Agreement  between  Registrant and Provident  Financial  Processing  Corporation was previously filed with Post-Effective Amendment No. 25 to Registration Statement filed on Form N-1A on March 2, 1998.

         (10)     Copies of any plan entered into by Registrant  pursuant to Rule 12b-1 under the 1940 Act and any agreements  with any person  relating to  implementation  of the plan, and copies of any plan entered into by Registrant  pursuant to Rule
                  18f-3 under the 1940 Act, any agreement with any person relating to  implementation of the plan, any amendment to the plan,  and a copy of the portion of the minutes of the meeting of the  Registrant's  trustees  describing  any action taken to revoke the plan;

                  (A)        Form of Rule 12b-1 plan previously filed with  Post-Effective  Amendment No. 35 to Registration  Statement
                             filed on Form N-1A on April 27, 2000.

         (11)     An opinion and consent of counsel as to the legality of the  securities  being  registered,  indicating  whether they will, when sold, be legally issued, fully paid and nonassessable;

                  (A)      Opinion and consent of counsel was previously  filed with  Post-Effective  Amendment No. 38 to  Registration
                           Statement filed on Form N-1A on February 15, 2001.

         (12)     An opinion,  and consent to their use,  of counsel or, in lieu of an opinion,  a copy of the revenue  ruling from the
                  Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

                  (A)      Form of Opinion and Consent of Counsel  Supporting Tax Matters and  Consequences  to  Shareholders  is filed herewith as Exhibit No. 12(A).

         (13)     Copies of all  material  contracts of the  Registrant  not made in the  ordinary  course of business  which are to be performed in whole or in part on or after the date of filing the registration statement;

                  (A)      Amended  Administration  Agreement between Registrant and Provident Financial Processing Corporation was previously filed with
                           Post-Effective Amendment No. 25 to Registration Statement filed on Form N-1A on March 2, 1998.

                  (B)      Service Agreement between American Skandia Investment  Services,  Incorporated and Kemper Investors Life Insurance Company was
                           previously  filed with  Post-Effective  Amendment  No. 21 to  Registration  Statement  filed on Form N-1A on
                           February 27, 1997.

         (14)     Copies of any other  opinions,  appraisals,  or  rulings,  and  consents  to their use,  relied on in  preparing  the registration statement and required by Section 7 of the 1933 Act;

                  (A) Consent of independent auditors is filed herewith as Exhibit No. 14(A).

         (15)     all financial statements omitted pursuant to Items 14(a)(1);

                  Not Applicable

         (16)     Manually  signed  copies of any power of  attorney  pursuant  to which the name of any person has been  signed to the registration statement; and

                  (A)       Powers of Attorney is filed herewith as Exhibit No. 16(A).

         (17)     Any additional exhibits which the registrant may wish to file.

                  Not Applicable

Item 17.  Undertakings

                  (a)      The undersigned  Registrant agrees that prior to any public reoffering of the securities  registered through the use of prospectus which is part of this  registration  statement by any person or party who is deemed to be an underwriter  within the meaning of Rule 145(c) of the Securities  Act, the reoffering  prospectus will contain the information  called for by the applicable  registration  form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

                  (b)      The  undersigned  Registrant  agrees that every  prospectus  that is filed under paragraph (1) above will be filed as part of an  amendment to the  registration  statement  and will not be used until the  amendment is effective,  and that, in determining any liability under the 1933 Act, each  post-effective  amendment shall be deemed to be a new registration  statement for the securities  offered  therein,  and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                                              SIGNATURES
                                                              ----------

As required by the Securities Act of 1933,  this  registration  statement has been signed on behalf of the  Registrant,  in the City of
Shelton and State of Connecticut, on the 25th day of February, 2002.
                                                                       American Skandia Trust
                                                                       ----------------------
                                                                       (Registrant)

                                                                       By: /s/Edward P. Macdonald
                                                                           ----------------------
                                                                           Edward P. Macdonald
                                                                           Secretary

         As required by the Securities Act of 1933, this  Registration  Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                     Title                                      Date
---------                                     -----                                      ----

/s/Wade A. Dokken*                          President                                   2/25/02
-----------------                                                                       -------
Wade A. Dokken

/s/Richard G. Davy                          Treasurer (Chief                            2/25/02
------------------                                                                      -------
Richard G. Davy, Jr.                        Financial and Accounting
                                            Officer)

/s/David E. A. Carson*                      Trustee                                     2/25/02
---------------------                                                                   -------
David E. A. Carson

/s/Julian A. Lerner*                        Trustee                                     2/25/02
--------------------                                                                    -------
Julian A. Lerner

/s/Thomas M. Mazzaferro*                    Trustee                                     2/25/02
-----------------------                                                                 -------
Thomas M. Mazzaferro

/s/Thomas M. O'Brien*                       Trustee                                     2/25/02
--------------------                                                                    -------
Thomas M. O'Brien

/s/John A. Pileski*                         Trustee                                     2/25/02
------------------                                                                      -------
John A. Pileski

/s/F. Don Schwartz*                         Trustee                                     2/25/02
------------------                                                                      -------
F. Don Schwartz

                                            *By:/s/Edward P. Macdonald
                                                ----------------------
                                                  Edward P. Macdonald

                                            *Pursuant to Powers of Attorney filed herewith.

                             AMERICAN SKANDIA TRUST
                      REGISTRATION STATEMENT ON FORM N-14
                                 EXHIBIT INDEX

EXHIBIT NO.                       DESCRIPTION
-----------                       -----------
(12)(A)                           Form of Opinion and Consent of Counsel  Supporting Tax Matters and  Consequences to
                                  Shareholders

(14)(A)                           Consent of Auditors, Deloitte & Touche LLP

(16)(A)                           Powers of Attorney